Santa Barbara Group of Mutual Funds, Inc.

The Montecito Fund

Incorporated herein by reference is the definitive version of the prospectus for the The Montecito Fund filed pursuant to Rule 497 under the Securities Act of 1933, as amended, on August 4, 2011 (SEC Accession No. 0000910472-11-001349).